Employee Benefits (Summary of Employee Benefit Plans Expenses) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of defined benefit plans [line items]
Defined Benefit Plan Expenses	$ 199	$ 172	$ 686	$ 592
Principal Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	54	62	162	186
Net interest cost (income) on net defined benefit liability (asset)	(21)	(25)	(62)	(75)
Interest cost on asset limitation and minimum funding requirement	2	5	8	15
Past service cost	0	0	35	0
Defined benefit administrative expenses	3	2	7	7
Defined Benefit Plan Expenses	38	44	150	133
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2	4	4
Net interest cost (income) on net defined benefit liability (asset)	5	5	15	15
Interest cost on asset limitation and minimum funding requirement	0	0	0	0
Past service cost	0	0	0	0
Defined benefit administrative expenses	0	0	0	0
Defined Benefit Plan Expenses	7	7	19	19
Other pension and post retirement benefit plans [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	4	5	12	13
Net interest cost (income) on net defined benefit liability (asset)	7	6	19	17
Interest cost on asset limitation and minimum funding requirement	0	0	2	2
Past service cost	0	0	0	0
Defined benefit administrative expenses	1	1	3	4
Defined Benefit Plan Expenses	$ 12	$ 12	$ 36	$ 36